[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

December 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                         Nuveen Investment Trust II

                                 (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 182 and Amendment No. 183 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Winslow Large-Cap Growth ESG Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act. It is proposed that this Amendment will become effective 60 days after the filing of the Amendment. The Registrant is requesting review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to: 1) revisions relating to changing the name from Nuveen Winslow Large-Cap Growth Fund to Nuveen Winslow Large-Cap Growth ESG Fund, including revisions to the investment strategies and risk disclosures; and 2) amendments to the eligibility requirements for an investment in Class R6 shares. The Amendment has some additional revisions that do not require a review by the Staff.

Should you have any questions or require further information with respect to this Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures